Post-employment benefits	12 Months Ended
Dec. 31, 2017
Disclosure of post-employment benefits [Abstract]
Disclosure of post-employment benefits [Text block]
Table of Contents

Note 20Post-employment benefits

Employee post-employment plans have been established in many countries in accordance with the legal requirements, customs and the local practice in the countries involved. All funded post-employment plans are considered to be related parties.

Most employees that take part in a Company pension plan are covered by defined-contribution (DC) pension plans. The main DC plans are in the Netherlands and the United States. The Company also sponsors a number of defined-benefit (DB) pension plans. The benefits provided by these plans are based on employees’ years of service and compensation levels. The Company also sponsors a limited number of DB retiree medical plans. The benefits provided by these plans typically cover a part of the healthcare costs after retirement. The larger funded DB and DC plans are governed by independent Trustees who have a legal obligation to protect the interests of all plan members and operate under the local regulatory framework.

The average duration of the defined-benefit obligation (DBO) of the DB plans is 12 years (2016: 11 years).

The largest DB plans in 2017 are in the United States and Germany. These plans account for approximately 89% of the total DBO.

The United States

The US DB pension plans are closed plans without future pension accrual. For the funding of any deficit in the US plan the Group adheres to the minimum funding requirements of the US Pension Protection Act.

The assets of the US funded pension plans are in Trusts governed by Trustees. The excess pension plans that covered accrual above the maximum salary of the funded plan are unfunded.

Company’s qualified pension commitments in the United States are partly protected via the Pension Benefit Guaranty Corporation (PBGC) which charges a fee to US companies providing DB pension plans. The fee is also dependent on the amount of unfunded liabilities.

In 2017, the Company performed an additional de-risking contribution into the US plan of EUR 219 million.

Germany

The Company has several DB plans in Germany which for the largest part are unfunded, meaning that after retirement the Company is responsible for the benefit payments to retirees.

Due to the relatively high level of social security in Germany, the Company’s pension plans mainly provide benefits for the higher earners and are open for future pension accrual. Indexation is mandatory due to legal requirements. Some of the German plans have a DC design, but are accounted for as DB plans due to a legal minimum return requirement.

Company pension commitments in Germany are partly protected against employer bankruptcy via the “Pensions Sicherungs Verein” which charges a fee to all German companies providing pension promises.

Philips is one of the sponsors of Philips Pensionskasse VVaG in Germany, which is a multi-employer plan. The plan is accounted for as a DC plan.

Settlement of the Brazil pension plans in 2017

The DB and DC pension plans in Brazil that were operated by the multi-employer plan in Brazil, Philips Seguridade Social, have been fully terminated in 2017. All Philips’ employees in Brazil have been transferred to an insured DC pension plan for future service.

Since all risks for the Company with respect to the DB pension plan have been eliminated, the Company recognized a settlement in 2017. The decrease of the DBO due to the settlement amounts to EUR 345 million. At the moment of the settlement the plan had a surplus. As the surplus was not recognized in the balance sheet due to the asset ceiling test, the Company only recognized the additional payments of EUR 1 million as settlement loss, as per the Company’s accounting policy.

Risks related to DB plans

DB plans expose the Company to various demographic and economic risks such as longevity risk, investment risks, currency and interest rate risk and in some cases inflation risk. The latter plays a role in the assumed wage increase but more importantly in some countries where indexation of pensions is mandatory. Pension fund Trustees are responsible for and have full discretion over the investment strategy of the plan assets. In general Trustees manage pension fund risks by diversifying the investments of plan assets and by (partially) matching interest rate risk of liabilities.

The Company has an active de-risking strategy in which it constantly looks for opportunities to reduce the risks associated with its DB plans. Liability-driven investment strategies, lump sum cash-out options, buy-ins, buy-outs and a change to DC are examples of the strategy.

Investment policy in our largest pension plans

The trustees of the Philips pension plans are responsible for and have full discretion over the investment strategy of the plan assets.

The plan assets of the Philips pension plans are invested in well diversified portfolios. The interest rate sensitivity of the fixed income portfolio is closely aligned to that of the plan’s pension liabilities. Any contributions from the sponsoring company are used to further increase the fixed income part of the assets. As part of the investment strategy, any additional investment returns of the return portfolio are used to further decrease the interest rate mismatch between the plan assets and the pension liabilities.

Summary of pre-tax costs for post-employment benefits and reconciliations

The adjacent table contains the total of current and past service costs, administration costs and settlement results as included in Income from operations and the interest cost as included in Financial expenses.

Philips Group
Pre-tax costs for post-employment benefits
in millions of EUR
2015 - 2017
	2015	2016	2017
Defined-benefit plans	566	58	95
included in Income from operations	467	(19) [1] )	32
included in Financial expense	70	48	37
included in Discontinued operations	29	29	26
Defined-contribution plans	299	392	397
included in Income from operations	240	299	315
included in Discontinued operations	59	93	82
Post-employment benefits costs	865	450	492
1) The net income mainly relates to the settlement of the pension related legal claim in the UK.

Reconciliations for the DBO and plan assets for DB plans:

Philips Group
Defined-benefit obligations
in millions of EUR
2016 - 2017
	2016	2017

Balance as of January 1	4,757	4,987
Service cost	44	34
Interest cost	189	126
Employee contributions	5	4
Actuarial (gains) / losses
demographic assumptions	(45)	(14)
financial assumptions	208	75
experience adjustment	(7)	(15)
(Negative) past service cost	(8)	1
Settlements	(85)	(348)
Benefits paid from plan	(239)	(172)
Benefits paid directly by employer	(76)	(52)
Transfer to Liabilities directly associated with assets held for sale [1] )		(1,210)
Translation differences and other	244	(307)
Balance as of December 31	4,987	3,109

Present value of funded obligations at December 31	3,850	2,476
Present value of unfunded obligations at December 31	1,137	633
1)The amount presented under ‘Transfer to Liabilities directly associated with assets held for sale’ in 2017 relates to Lighting.
Philips Group
Plan assets
in millions of EUR
2016 - 2017
	2016	2017

Balance as of January 1	2,710	3,095
Interest income on plan assets	137	87
Admin expenses paid	(3)	(2)
Return on plan assets excluding interest income	41	70
Employee contributions	5	4
Employer contributions	246	263
Settlements	(33)	(348)
Benefits paid from plan	(239)	(172)
Transfer to Liabilities directly associated with assets held for sale [1] )		(642)
Translation differences and other	231	(218)
Balance as of December 31	3,095	2,137

Funded status	(1,892)	(972)
Unrecognized net assets	(105)
Net balance sheet position	(1,997)	(972)
1)The amount presented under ‘Transfer to Liabilities directly associated with assets held for sale’ in 2017 relates to Lighting.

Reconciliation for the effect of the asset ceiling:

Philips Group
Changes in the effect of the asset ceiling
in millions of EUR
2016 - 2017
	2016	2017
Balance as of January 1	90	105
Interest on unrecognized assets	14	4
Remeasurements	(21)	(100)
Translation differences	22	(9)
Balance as of December 31	105

Due to the settlement of the Brazil pension plan there is no effect of the asset ceiling remaining as at 31 December 2017.

Plan assets allocation

The asset allocation in the Company’s pension plans at December 31 was as follows:

Philips Group
Plan assets allocation
in millions of EUR
2016 - 2017
	2016	2017
Assets quoted in active markets
Debt securities	1,085	1,142
Equity securities	91	69
Other	126	137

Assets not quoted in active markets
Debt securities	561	14
Equity securities	811	457
Other	421	318
Total assets	3,095	2,137

The assets in 2017 contain 37% (2016: 58%) unquoted assets. Plan assets in 2017 do not include property occupied by or financial instruments issued by the Company.

Assumptions

The mortality tables used for the Company’s largest DB plans are:

  US: RP2014 with MP2017 improvement scale; RP2006 with MP2017 improvement scale + white collar adjustment for the unfunded excess plans
  Germany: Richttafeln 2005 Generational K.Heubeck

The weighted averages of the assumptions used to calculate the DBO as of December 31 were as follows:

Philips Group
Assumptions used for defined-benefit obligations
in %
2016 - 2017
	2016	2017
Discount rate	3.8%	2.8%
Inflation rate	2.6%	2.1%
Salary increase	3.3%	2.4%

Sensitivity analysis

The tables below illustrates the approximate impact on the DBO from movements in key assumptions. The DBO was recalculated using a change in the assumptions of 1% which overall is considered a reasonably possible change. The impact on the DBO because of changes in discount rate is normally accompanied by offsetting movements in plan assets, especially when using matching strategies.

Philips Group
Sensitivity of key assumptions
in millions of EUR
2017
Defined benefit obligation

Increase
Discount rate (1% movement)	(323)
Inflation rate (1% movement)	85
Salary increase (1% movement)	20
Longevity (see explanation)	72
Decrease
Discount rate (1% movement)	394
Inflation rate (1% movement)	(86)
Salary increase (1% movement)	(19)
Philips Group
Sensitivity of key assumptions
in millions of EUR
2016
Defined benefit obligation

Increase
Discount rate (1% movement)	(544)
Inflation rate (1% movement)	139
Salary increase (1% movement)	27
Longevity (see explanation)	143
Decrease
Discount rate (1% movement)	645
Inflation rate (1% movement)	(126)
Salary increase (1% movement)	(23)

The mortality table (i.e. longevity) also impacts the DBO. The above sensitivity table illustrates the impact on the DBO of a further 10% decrease in the assumed rates of mortality for the Company’s major schemes. A 10% decrease in assumed mortality rates equals improvement of life expectancy by 0.5 - 1 year.

Cash flows and costs in 2018

The Company expects considerable cash outflows in relation to post-employment benefits which are estimated to amount to EUR 399 million in 2018, consisting of:

  EUR 30 million employer contributions to funded DB plans (US: EUR 0 million, DE: EUR 23 million, Other: EUR 7 million);
  EUR 40 million cash outflows in relation to unfunded DB plans (US: EUR 9 million, DE: EUR 19 million, Other: EUR 12 million); and
  EUR 329 million employer contributions to DC plans (NL: EUR 166 million, US: EUR 109 million, Other: EUR 54 million).

The service and administration cost for 2018 is expected to amount to EUR 28 million for DB plans. The net interest cost for 2018 for the DB plans is expected to amount to EUR 25 million. The cost for DC pension plans in 2018 is equal to the expected DC cash flow.